Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,473,000
Previously Paid Amount	0.00
Total Fee Amount	893.92
Total Offset Amount	0.00
Net Fee	893.92
Narrative - Max Aggregate Offering Price	$ 6,473,000
Final Prospectus	true